Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 78,995	$ 56,716	$ 35,264
Other comprehensive income (loss):
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	(7,610)	451	(2,337)
Net change with respect to available-for-sale securities, net of taxes	(105)	23	(52)
Total other comprehensive income (loss)	(7,715)	474	(2,389)
Total comprehensive income	71,280	57,190	32,875
Comprehensive loss attributable to non-controlling interests	443	55	116
Total comprehensive income attributable to Orbotech Ltd.	$ 71,723	$ 57,245	$ 32,991